The Tocqueville Opportunity Fund
The Tocqueville Opportunity Fund
Investment Objective
The Tocqueville Opportunity Fund’s (the “Opportunity Fund”) investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Opportunity Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Tocqueville Opportunity Fund The Tocqueville Opportunity Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The Tocqueville Opportunity Fund The Tocqueville Opportunity Fund
Management Fees	0.75%
Distribution and Service (12b-1) Fee	0.25%
Other Expenses	0.31%
Total Annual Fund Operating Expenses	1.31%

Example
This example is intended to help you compare the cost of investing in the Opportunity Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Opportunity Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
The Tocqueville Opportunity Fund | The Tocqueville Opportunity Fund | USD ($)	133	415	718	1,579

Portfolio Turnover
The Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Opportunity Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example affect the Opportunity Fund’s performance.  During its most recent fiscal year, the Opportunity Fund’s portfolio turnover rate was 101% of the average value of its portfolio.

Principal Investment Strategies
The Opportunity Fund seeks to achieve its investment objective by investing primarily in the common stocks of small and mid cap companies which have the potential to deliver superior long term earnings growth.  The Opportunity Fund defines small cap companies as companies with a market capitalization of less than $3 billion and mid cap companies as companies with a market capitalization between $3 billion and $12 billion.  In addition, the Opportunity Fund may invest in large cap companies.  Market capitalization is measured at the time of initial purchase.

The portfolio manager will invest in common stocks that he believes will achieve the Opportunity Fund’s objective of long-term capital appreciation. In accordance with the portfolio manager’s investment discipline, he evaluates a number of key attributes and searches for companies which are market leaders in growth industries.  The portfolio manager believes that a strong brand name and the ability to raise the prices of their service or product can be an equally significant consideration in research of the companies.  The Opportunity Fund seeks to invest in companies whose sales and earnings have increased at a consistent rate.  The portfolio manager’s investment approach includes the analysis of company financial statements in addition to meeting with corporate managements.  The portfolio manager believes that companies should be evaluated through the analysis of various fundamental stock characteristics and he focuses on earnings and sales growth, valuation, and profitability.

The Opportunity Fund seeks to achieve significant portfolio diversification by investing in a number of sectors and industries in the U.S. In addition, the Opportunity Fund may invest up to 20% of its net assets in non-U.S. securities, including in ADRs, in both developed and emerging markets.

While the Opportunity Fund is growth oriented, the portfolio manager does not distinguish between growth and value common stocks in his process of selecting the Opportunity Fund’s portfolio holdings.

Under normal conditions, the Opportunity Fund will reduce or liquidate its holdings in companies which reach the portfolio manager’s price objective, lose their competitive advantage or fail to sustain reasonable profitability.

Principal Risks
You may lose money by investing in the Opportunity Fund.  The Opportunity Fund is subject to the following risks:

●	the price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably;

●	growth stocks may be more volatile than other types of stocks and may perform differently from the market as a whole; and

●	a stock or stocks selected for the Opportunity Fund’s portfolio may fail to perform as expected.

The Opportunity Fund may also be subject to risks particular to its investments in the common stocks of small cap companies and mid cap companies, including:

●	Small and mid cap companies rely on limited product lines, financial resources and business activities that may make them more susceptible than larger companies to setbacks or downturns; and

●	Small and mid cap companies are less liquid and more thinly traded which make them more volatile than stocks of larger companies.

In addition, there are special risks associated with investing in non-U.S. securities, including:

●	the value of foreign currencies may decline relative to the U.S. dollar;

●	a foreign government may expropriate the Opportunity Fund’s assets;

●	political, social or economic instability in a foreign country in which the Opportunity Fund invests may cause the value of the Opportunity Fund’s investments to decline; and

●	the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

Who may want to invest in the Opportunity Fund?

●	investors who want a diversified portfolio;

●	long-term investors with a particular goal, such as saving for retirement;

●	investors who want potential growth over time;

●	investors who can tolerate short-term fluctuations in net asset value (“NAV”) per share; and

●	investors who are comfortable with assuming the added risks associated with small cap and mid cap stocks in return for the possibility of long-term rewards.

Keep in mind that mutual fund shares:

●	are not deposits of any bank;

●	are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and

●	are subject to investment risks, including the possibility that you could lose money.

Bar Chart and Performance Table
The following chart and table below provide some indication of the risks of investing in the Opportunity Fund by showing changes from year to year (on a calendar year basis) and by showing how the Opportunity Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2015 compare with those of the Russell 2500® Growth Index.  The bar chart and table include the Opportunity Fund’s performance achieved prior to the changes effected in 2010 to its investment strategy.  Please note that the Opportunity Fund’s performance (before and after taxes) is not an indication of how the Opportunity Fund will perform in the future.  Updated performance information is available at www.tocqueville.com/mutual-funds.

During this period, the best performance for a quarter was 19.68% (for the quarter ended 6/30/09). The worst performance was -26.39% (for the quarter ended 12/31/08).
Average Annual Total Returns For the periods ended December 31, 2015
Average Annual Returns - The Tocqueville Opportunity Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
The Tocqueville Opportunity Fund	Return Before Taxes	2.59%	12.08%	6.89%
After Taxes on Distributions | The Tocqueville Opportunity Fund	Return After Taxes on Distributions	2.59%	11.05%	6.00%
After Taxes on Distributions and Sale of Fund Shares | The Tocqueville Opportunity Fund	Return After Taxes on Distributions and Sale of Fund Shares	1.47%	9.57%	5.53%
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)	Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)	(0.19%)	11.43%	8.49%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  If the Opportunity Fund incurs a loss, which generates a tax benefit if you sell your shares, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Opportunity Fund’s other return figures.